Summary of Nonvested Restricted Share and Restricted Unit Activity (Detail) (USD $)	12 Months Ended
Jan. 28, 2012
Restricted shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested shares / Outstanding units at beginning of fiscal year	0
Granted	111,439
Shares vested / Units converted	(447)
Forfeited	(5,278)
Nonvested shares / Outstanding units at end of fiscal year	105,714
Nonvested shares / Outstanding units at beginning of fiscal year	$ 0
Granted	$ 60.00
Shares vested / Units converted	$ 60.00
Forfeited	$ 60.00
Nonvested shares / Outstanding units at end of fiscal year	$ 60.00
Restricted units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested shares / Outstanding units at beginning of fiscal year	0
Granted	32,217
Shares vested / Units converted	0
Forfeited	(1,413)
Nonvested shares / Outstanding units at end of fiscal year	30,804
Vested or expected to vest at January	25,393
Convertible units	0
Nonvested shares / Outstanding units at beginning of fiscal year	$ 0
Granted	$ 60.00
Shares vested / Units converted	$ 0.00
Forfeited	$ 60.00
Nonvested shares / Outstanding units at end of fiscal year	$ 60.00
Weighted average remaining contractual term of units vested or expected to vest	9 years 3 months 18 days
Weighted average remaining contractual term of convertible units	0 years